Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization (Details)	Dec. 28, 2025
Equipment [Member] | Minimum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	1 year
Equipment [Member] | Maximum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	3 years
Internal-use software [Member] | Minimum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	3 years
Internal-use software [Member] | Maximum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	5 years
Vehicles [Member] | Minimum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	3 years
Vehicles [Member] | Maximum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	5 years
Leasehold Improvements [Member] | Minimum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	3 years
Leasehold Improvements [Member] | Maximum [Member]
Schedule of Depreciation and Amortization [Line Items]
Useful Lives	5 years